Shareholders' Equity and Partners' Capital	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Equity [Abstract]
SHAREHOLDERS' EQUITY AND PARTNERS' CAPITAL
SHAREHOLDERS’ EQUITY AND PARTNERS’ CAPITAL
MGP shareholders.
On January 31, 2019, the Company completed an offering of 19.6 million Class A shares representing limited liability company interests in a registered public offering, including 2.6 million Class A shares sold pursuant to the exercise in full by the underwriters of their over-allotment option, for net proceeds of approximately $548.4 million.
On April 30, 2019, the Company entered into an
“at-the-market-offering”
(“ATM”) program where the Company can offer and sell up to an aggregate sales price of $300 million of MGP’s Class A shares through its sales agents at prevailing market prices or agreed-upon prices. During the three months ended September 30, 2019, the Company issued 2.8 million Class A shares under the program for net proceeds of approximately $86.1 million. During the nine months ended September 30, 2019, the Company issued 4.9 million Class A shares under the program for net proceeds of approximately $151.0 million.
Operating Partnership capital.
On January 29, 2019, in connection with the Empire City Transaction, the Operating Partnership issued 12.9 million Operating Partnership units to a subsidiary of MGM and MGP’s indirect ownership percentage in the Operating Partnership decreased from 26.7% to 25.4%.
On January 31, 2019, in connection with the Company’s registered offering of Class A shares, the Operating Partnership issued 19.6 million Operating Partnership units to the Company and MGP’s indirect ownership percentage in the Operating Partnership increased from 25.4% to 30.3%.
On March 7, 2019, in connection with the Park MGM Transaction, the Operating Partnership issued 1.0 million Operating Partnership units to a subsidiary of MGM and MGP’s indirect ownership percentage in the Operating Partnership decreased from 30.3% to 30.2%.
On April 1, 2019, in connection with the Northfield OpCo Transaction, 9.4 million Operating Partnership units were redeemed by the Operating Partnership and MGP’s indirect ownership percentage in the Operating Partnership increased from 30.2% to 31.2%.
During the three and nine months ended September 30, 2019, in connection with the Company’s issuance of Class A shares under the ATM program, the Operating Partnership issued 2.8 million and 4.9 million Operating Partnership units to the Company, respectively. MGP’s indirect ownership percentage in the Operating Partnership as of September 30, 2019 was 32.3%.
Accumulated Other Comprehensive Income (Loss).
Comprehensive income (loss) includes net income (loss) and all other non-shareholder
changes in equity, or other comprehensive income (loss). Elements of the Company’s accumulated other comprehensive income (loss) are reported in the accompanying condensed consolidated statement of shareholders’ equity. The following table summarizes the changes in accumulated other comprehensive income (loss) by component for the nine months ended September 30, 2019:

	Cash Flow Hedges	Other	Total
	(in thousands)
Balance at January 1, 2019	$4,208	$—	$4,208

Other comprehensive loss before reclassifications	(13,765)	—	(13,765)
Amounts reclassified from accumulated other comprehensive income to interest expense	(1,847)	—	(1,847)
Empire City Transaction	—	(195)	(195)
Class A share issuances	—	774	774
Park MGM Transaction	—	(16)	(16)

Other comprehensive income (loss)	(15,612)	563	(15,049)
Less: Other comprehensive loss attributable to noncontrolling interest	10,895	—	10,895

Balance at March 31, 2019	(509)	563	54
Other comprehensive loss before reclassifications	(29,008)	—	(29,008)
Amounts reclassified from accumulated other comprehensive income to interest expense	(1,767)	—	(1,767)
Class A share issuances	—	(105)	(105)
Northfield OpCo Transaction	—	2	2

Other comprehensive loss	(30,775)	(103)	(30,878)
Less: Other comprehensive loss attributable to noncontrolling interest	21,128	—	21,128

Balance at June 30, 2019	(10,156)	460	(9,696)
Other comprehensive loss before reclassifications	(17,989)	—	(17,989)
Amounts reclassified from accumulated other comprehensive loss to interest expense	(1,281)	—	(1,281)
Class A share issuances	—	(200)	(200)

Other comprehensive loss	(19,270)	(200)	(19,470)
Less: Other comprehensive loss attributable to noncontrolling interest	13,037	—	13,037

Balance at September 30, 2019	$(16,389)	$260	$(16,129)

MGP dividends and Operating Partnership distributions.
On October 15, 2019, the Company paid a dividend of $0.4700 per Class A share upon receipt of its share of the Operating Partnership’s distribution of $0.4700 per unit made the same day. Dividends with respect to MGP’s Class A shares are characterized for federal income tax purposes as taxable ordinary dividends, capital gains dividends, non-dividend
distributions or a combination thereof.

SHAREHOLDERS’ EQUITY AND PARTNERS’ CAPITAL
MGP shareholders
. On September 11, 2017, MGP completed an offering of 13.2 million Class A shares representing limited liability company interests in a registered public offering, including 1.7 million Class A shares sold pursuant to the exercise in full by the underwriters of their over-allotment option, for net proceeds of approximately $387.5 million after deducting underwriting discounts and commissions and estimated offering expenses. The net proceeds were contributed to the Operating Partnership in exchange for Operating Partnership units, as discussed below.
Subsequent to year end, on January 31, 2019, the Company completed an offering of 19.6 million Class A shares representing limited liability company interests in a registered public offering, including 2.6 million Class A shares sold pursuant to the exercise in full by the underwriters of their over-allotment option, for net proceeds of approximately $548.4 million after deducting underwriting discounts and commissions.
Operating Partnership capital.
On September 11, 2017, in connection with the Company’s registered offering of Class A shares, the Operating Partnership issued 13.2 million Operating Partnership units to the Company.
On October 5, 2017, in connection with the MGM National Harbor Transaction, the Operating Partnership issued 9.8 million Operating Partnership units to a subsidiary of MGM.
Subsequent to year end, on January 29, 2019, in connection with the Empire City Transaction, the Operating Partnership issued 12.9 million Operating Partnership units to a subsidiary of MGM.
Subsequent to year end, on January 31, 2019, in connection with the Company’s registered offering of Class A shares, the Operating Partnership issued 19.6 million Operating Partnership units to the Company.
Accumulated Other Comprehensive Income.
Comprehensive income includes net income and all other
non-shareholder
changes in equity, or other comprehensive income. Elements of the Company’s accumulated other comprehensive income are reported in the accompanying combined and consolidated statement of shareholders’ equity. The following table summarizes the changes in accumulated other comprehensive income:

Cash Flow Hedges
(in thousands)
Balance at January 1, 2017	$445
Other comprehensive income before reclassifications	566
Amounts reclassified from accumulated other comprehensive income to interest expense	9,216

Other comprehensive income	9,782
Less: Other comprehensive (income) attributable to noncontrolling interest	(7,119)

Balance at December 31, 2017	3,108
Other comprehensive income before reclassifications	5,258
Amounts reclassified from accumulated other comprehensive income to interest expense	(1,130)

Other comprehensive income	4,128
Less: Other comprehensive (income) attributable to noncontrolling interest	(3,028)

Balance at December 31, 2018	$4,208

MGP dividends and Operating Partnership distributions.

The
Operating Partnership declares and pays distributions. MGP pays its dividends with the receipt of its share of the Operating Partnership’s distributions. Dividends with respect to MGP’s Class A shares are characterized for federal income tax purposes as taxable ordinary dividends, capital gains dividends, non-dividend
distributions or a combination thereof. For the period from January 1, 2018 through December 31, 2018 our dividend per Class A share attributable to 2018 was $1.7075, characterized as $1.2669 ordinary dividends and $0.4406 non-dividend
distributions. For the period from January 1, 2017 through December 31, 2017 our dividend per Class A share attributable to 2017 was $1.5297, characterized as $1.1542 ordinary dividends and $0.3755 non-dividend
distributions.